Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Computation of Basic and Diluted Earnings (Loss) Per Share

The following is the reconciliation of the earnings or loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted earnings (loss) per share for the year ended March 31, 2024, 2025 and 2026:

	For the year ended March 31
Particulars	2024	2025	2026
Earnings attributable to ordinary shareholders (including Class B shareholders) used in computing basic earnings per share (A)	216,801	95,101	51,804
Interest expense and changes in carrying amount of convertible notes due 2028, net of tax	(10,857)	—	(12,347)
Earnings attributable to ordinary shareholders (including Class B shareholders) used in computing diluted earnings per share (B)	205,944	95,101	39,457

Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic earnings per share (C)	111,094,561	112,592,774	101,966,362
Dilutive effect of conversion of convertible notes due 2028	5,934,810	—	5,934,810
Dilutive effect of share based awards	1,206,485	1,945,409	1,772,472
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive earnings per share (D)	118,235,856	114,538,183	109,673,645

Earnings per share (in USD)
Basic (A/C)	1.95	0.84	0.51
Diluted (B/D)	1.74	0.83	0.36